Investor Class | Wasatch-1st Source Income Fund
WASATCH-1ST SOURCE INCOME FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Class Wasatch-1st Source Income Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Wasatch-1st Source Income Fund Investor Class Shares
Management Fee		0.55%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.73%
[1]	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund's most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Wasatch-1st Source Income Fund	75	234	407	908

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund normally invests at least 65% of its total assets in debt securities of all types, including corporate bonds, U.S. government bonds, and variable and floating rate securities.
Consistent with the Wasatch-1st Source Income Fund’s (Income Fund) investment objective, 1st Source Corporation Investment Advisors, Inc. (1st Source), the Fund’s Sub-Advisor, expects the Fund to:
  Invest substantially all, but in no event less than 65%, of the Fund’s total assets at the time of purchase in debt securities.
  Invest in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state, municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, debt securities convertible into or exchangeable for common stocks, foreign debt securities, income participation loans, guaranteed investment contracts, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. government.
  Typically invest in debt securities rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, those which 1st Source deems to be of comparable quality. The Fund may also invest up to 10% of its total assets in non-investment grade debt securities.
The Fund may engage in repurchase transactions, credit default swaps, forward contracts, and may also engage in futures transactions solely for hedging purposes and invest in options on futures. The Fund may also invest in other investment companies.
The Fund may purchase securities on a when-issued or delayed delivery basis, in which a security’s price and yield are fixed on a specific date, but payment and delivery are scheduled for a future date beyond the standard settlement period.
It is anticipated that the Fund will have an average maturity of 3 1/2 years to 5 years and a duration of 2 1/2 years to 4 1/2 years.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.
Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.
Income Risk. Income risk is the potential for a decline in the Fund’s income due to falling interest rates.
Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s), tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investment grade securities, non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and will make the issuer more susceptible to negative market sentiment, leading these securities to experience depressed prices and decreased liquidity.
Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality, and have less potential for gains or capital appreciation in a rising stock market than other equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than the markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock. Additionally, an issuer may have the right to buy back a convertible security at a time and price that is unfavorable to the Fund.
Ratings Agency Risk. Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is generally the policy of 1st Source not to rely exclusively on ratings issued by established NRSROs, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of the Fund’s investment objective by investments in such securities may be more dependent on 1st Source’s credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, 1st Source will determine whether it is in the best interests of the Fund to retain or dispose of such security.
Repurchase Agreements Risk. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.
When-Issued Securities Risk. The Fund may purchase securities on a “when-issued” basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund’s incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in “when-issued” delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund’s investment objective and strategies and not for investment leverage.
Investment Companies Risk. The Fund may invest in shares of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, unit investment trusts and exchange traded funds. Investing in another investment company subjects the Fund to the same risks associated with investing in the securities held by the applicable investment company and the investment strategies employed by such funds (such as the use of leverage). In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment advisor of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses including advisory and administrative fees. Shareholders would therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies.
Derivatives Risk. The Fund may suffer a loss from its use of put and call options and futures contracts, which are forms of derivatives. Derivatives can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument, with the potential for unlimited losses on certain instruments. Derivatives may be difficult to value, may become illiquid, and may affect the timing and character of taxes payable by shareholders.
Credit Default Swaps Risk. The Fund may enter into credit default swaps, interest rate swaps and currency swaps. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio and its share price and yield. Swaps are subject to counterparty risk. The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For this reason, the Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
HISTORICAL PERFORMANCE
The Fund commenced operations on December 15, 2008 upon the reorganization of the 1st Source Monogram Income Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based bond market index. Past performance, before and after taxes, is not necessarily an indication of how the Investor Class of the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. The portfolio manager of the Fund, however, was also the portfolio manager of the Predecessor Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH-1ST SOURCE INCOME FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 9/30/06	2.85%
Worst — 6/30/04	-2.20%

Average Annual Total Returns — (as of 12/31/13)
Average Annual Total Returns Investor Class	1 Year	5 Years	10 Years
Wasatch-1st Source Income Fund	(1.49%)	3.04%	3.09%
Wasatch-1st Source Income Fund Return after taxes on distributions	(2.18%)	2.19%	1.93%
Wasatch-1st Source Income Fund Return after taxes on distributions and sale of Fund shares	(0.84%)	2.05%	1.96%
Wasatch-1st Source Income Fund Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	(0.86%)	3.96%	4.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.